Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Estimated useful life of assets

Estimated useful life of assets are as follows:

Buildings:
— Operations and administration	6-60 years
Plant and equipment	15-40 years
Others:
- Office equipment and fixtures	3-10 years
- Motor vehicles	8-10 years